Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 28, 2015	Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Trading Symbol	FCZA
Entity Registrant Name	FIRST CITIZENS BANC CORP /OH
Entity Central Index Key	0000944745
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,800,494
Entity Public Float			$ 60,305,367